SCHEDULE OF SUPPLEMENTAL INFORMATION ABOUT OPERATING LEASE (Details)	Mar. 31, 2026	Mar. 31, 2025
Operating leases, Weighted average discount rate	3.90%	5.90%
Minimum [Member]
Operating leases, Weighted average remaining lease term (years)	1 year 2 months 12 days	7 months 6 days
Maximum [Member]
Operating leases, Weighted average remaining lease term (years)	2 years 9 months 18 days	1 year 4 months 24 days